PGIM Private Real Estate Fund, Inc.
Consolidated Schedule of Investments as of September 30, 2025 (unaudited)
Description		Value
Long-Term Investments 92.5%
Private Real Estate 81.7%
MAJORITY-OWNED SUBSIDIARIES
INVESTMENTS IN NON-CONSOLIDATED JOINT VENTURES(pp)
Industrial — 35.3%
1011 Buffalo Run Dr., Missouri City, Texas^	$5,322,294
1735 Jersey Avenue, North Brunswick, New Jersey^	34,123,968
2601 4th Avenue East, Shakopee, Minnesota^	40,263,014
3730 S. Main St., Pearland, Texas^	15,215,706
	94,924,982
Multifamily — 26.6%
Napa Green Apartments, Napa, California^	19,835,505
The Ardent, Mill Creek, Washington^	51,789,010
	71,624,515
Retail — 19.8%
East Gate Marketplace, Chantilly, Virginia^	25,952,435
Monarch Town Center, Miramar, Florida^	27,413,793
	53,366,228

TOTAL INVESTMENTS IN NON-CONSOLIDATED JOINT VENTURES (cost $206,516,767)(wc)	219,915,725

	Interest Rate	Maturity Date	Principal Amount (000)#
REAL ESTATE LENDING 10.8%
INVESTMENTS IN REAL ESTATE LOANS 10.8%
Multifamily
Capodagli NJ TOD Portfolio Mezzanine Loan, Bound Brook and Hackensack, New Jersey^(a) (cost $28,775,000)	11.000%	07/03/30	28,775	28,968,432

Total Long-Term Investments (cost $235,291,767)				248,884,157

PGIM Private Real Estate Fund, Inc.
Consolidated Schedule of Investments as of September 30, 2025 (unaudited) (continued)
Description	Shares	Value
Short-Term Investment 7.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.308%) (cost $21,176,895)(wc)	21,176,895	$21,176,895

TOTAL INVESTMENTS 100.4% (cost $256,468,662)		270,061,052

Series A Preferred Stock, at liquidation value (0.0)%	125	(125,000)
Liabilities in excess of other assets (0.4)%		(916,298)

Net Assets 100.0%		$269,019,754

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 investment. The aggregate value of Level 3 investments is $248,884,157 and 92.5% of net assets.
(a)	The interest rate shown reflects the rate in effect through July 3, 2029; and the rate thereafter will be 11.500%.
(pp)	The Fund’s contractual ownership in the joint venture prior to the impact of promote structures ranges from 89.0% to 99.0% of the venture.
(wc)	Represents an investment affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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